Intangible assets	12 Months Ended
Dec. 31, 2023
Intangible Assets [Abstract]
Intangible assets	Intangible assets:

	December 31, 2023	December 31, 2022
ERP management reporting software system	$1,406	$2,714
Intellectual property acquired from Ballard Motive Solutions (note 7)	—	2,500
	$1,406	$5,214

		Accumulated	Net carrying
	Cost	amortization	amount
At January 1, 2022	$78,677	$57,889	$20,788
Additions to intangible assets	550	—	550
Amortization expense	—	3,107	(3,107)
Impairment on intangible assets (note 7)	—	13,017	(13,017)
At December 31, 2022	79,227	74,013	5,214
Additions to intangible assets	154	—	154
Amortization expense	—	1,696	(1,696)
Impairment on intangible assets (note 7)	—	2,266	(2,266)
At December 31, 2023	$79,381	$77,975	$1,406
During the year ended December 31, 2023, impairment charges on intangible assets of $2,266,000 (2022 - $13,017,000) were recognized primarily as a result of the post-acquisition restructuring of operations and ultimate closure of BMS (note 7).
Additions to intangible assets in 2023 of $154,000 (2022 - $550,000) consist primarily of costs to enhance the capabilities of the ERP management reporting software system.
Amortization expense on intangible assets is allocated to research and product development expense or general and administration expense depending upon the nature of the underlying assets. During the year ended December 31, 2023, amortization of $1,696,000 (2022 - $3,107,000) was recorded.